Investment Strategy - Cargile Fund	Nov. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests in exchange traded funds ("ETFs") and/or cash and cash equivalents. The underlying ETFs generally invest in equity securities and fixed income securities.

Cargile Investment Management, Inc., the investment adviser to the Fund (the “Adviser”), allocates the Fund's assets among its investment categories based on a proprietary trend analysis model. The trend analysis model is designed to identify a primary trend, or price direction, of stock prices. Once a trend is identified the Fund will typically allocate its assets among equity ETFs, fixed income ETFs and/or other cash equivalents. The allocation between these three asset classes will be determined by the Adviser’s proprietary trend analysis. Where the trend analysis results suggest a rising markets trend, the Fund’s portfolio will be balanced with a higher proportion of equity ETFs. Whereas, when the trend analysis results suggest a falling markets trend, the Fund’s portfolio will be positioned to reflect more fixed income ETFs and/or cash equivalents. When the Adviser’s proprietary trend analysis model indicates a high-conviction trade, the Adviser may allocate up to 50% the Fund’s assets to leveraged equity ETFs and/or leveraged income ETFs. The Fund will hold these leveraged ETFs for as long as the Adviser’s model is indicating a high-conviction trade. Typically, this results in the Fund holding these positions for more than one day. A high-conviction trade occurs when the Adviser’s trend model indicates a strong likelihood that stock prices are going to move in a specific direction.

Generally, the Fund will invest in ETFs that hold a broad-based basket of equity securities, such as the S&P 500® Index, and/or ETFs that hold fixed income securities. The Fund may invest in ETFs that hold below grade fixed income securities (known as "junk bonds"). When the Adviser’s proprietary trend analysis model indicates a high-conviction trade, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market. The Adviser’s allocation to leveraged ETFs for the Fund is designed to capture up trends in stock prices but also subjects the Fund to additional risk if stock prices trend down. In addition, the Fund may have exposure to inverse strategies through its investments in ETFs that employ such strategies. The Adviser may allocate Fund assets to inverse ETFs when its proprietary trend analysis model indicates such index or underlying asset that is being tracked by the inverse ETF will experience negative returns, in the short term. Inverse ETFs are designed to move in the opposite direction of the index or underlying asset it is tracking. Additionally, the Fund may be fully invested, partially invested or fully in cash or cash equivalents at any time. The Fund may hold a limited number of ETFs.

The Adviser’s proprietary investment decision process is rules-based and uses mathematical models to eliminate emotion from the decision process. On a daily basis, the Adviser’s proprietary process determines trend in the asset classes in which the Fund invests. The mathematical models measure technical factors related to daily index price movements such as moving averages, relative strength and correlations to determine price trends, as defined by the Adviser’s proprietary process, in broad equity and fixed income indices. The process produces specific buy and sell signals on the asset classes in which the Fund invests. The methodology used by the Adviser in selecting securities for the Fund’s portfolio generally results in high portfolio turnover.

The Fund may also invest in options to hedge portfolio positions. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

The Fund is a "non-diversified" fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in a single ETF and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position. Also, the Fund may participate in a limited number of industry sectors but will not concentrate its investments in any particular industry.